Summary of Significant Accounting Policies (Tables)	5 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share
For The Period From July 28, 2020 (inception) through December 31, 2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$37,362
Less: Company’s portion available to be withdrawn to pay taxes	—
Net income attributable	$37,362
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	25,913,041
Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(33,707,942)
Less: Net income allocable to Class A common stock subject to possible redemption	37,362
Non-redeemable net loss	$(33,745,304)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,643,813
Basic and diluted net loss per share, Non-redeemable common stock	$(3.90)